Taxation (Details) - Schedule of pre-tax loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	$ (18,533,850)	$ (6,224,522)	$ (2,899,418)
CAYMAN ISLANDS
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(4,302,089)	(1,733,786)	(1,711,094)
BVI [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(17,811)	(12,769)	(12,345)
HONG KONG
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(3,307,670)	(588,315)	(63,483)
Singapore [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(160,228)	(16,041)
THAILAND
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(5,826,236)	(3,873,611)	(1,112,496)
MALAYSIA
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(478,658)
Macau, Patacas
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(161,513)
UNITED STATES
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(572,088)
AUSTRALIA
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(15,199)
United Arab Emirates (UAE) [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(72,036)
United Kingdom [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(1,350)
South Korea [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(20,029)
Japan [Member]
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(77,055)
CANADA
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(2,997)
VIET NAM
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	(17,123)
CHINA
Taxation (Details) - Schedule of pre-tax loss [Line Items]
Pre-tax loss, net	$ (3,501,768)